CONTINGENT LIABILITIES - Schedule of Reserves for Lawsuit, Claims and Other Disputed Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 18,169	$ 28,336
Reserve for labor claims
Disclosure of contingent liabilities [line items]
Contingent liabilities	190	114	$ 185	$ 5
Reserve for commercial claims
Disclosure of contingent liabilities [line items]
Contingent liabilities	2,182	0	0	0
Reserve for regulatory claims
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 15,797	$ 28,222	$ 13,430	$ 9,632